Property and equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Property and equipment	$ 1,819,691		$ 3,022,629	$ 2,890,513
Less: Accumulated depreciation	(1,143,283)		(1,636,931)	(1,300,160)
Property and equipment, net	676,408		1,385,698	1,590,353
Depreciation expense	93,942	$ 86,829	355,566	358,587	$ 182,786
Furniture and fixtures
Property and Equipment
Property and equipment	738,361		688,487	580,065
Leasehold improvements
Property and Equipment
Property and equipment	380,187		380,187	380,187
Machinery and equipment
Property and Equipment
Property and equipment	164,258		1,037,231	985,699
Office equipment
Property and Equipment
Property and equipment	175,130		165,774	154,043
Vehicles
Property and Equipment
Property and equipment	$ 361,755		$ 750,950	$ 790,519